PENSIONS - Schedule of major categories of plan assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
PENSIONS
Corporate bonds	$ 74.5	$ 66.0
US equities	29.3	30.0
Government bonds	32.7	29.8
Other equities	22.1	22.3
Other including cash	6.5	5.1
Maximum
PENSIONS
Total	$ 165.1	$ 153.2